Commitments and contingencies - Schedule of Future Lease Commitments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 21,814	SFr 89,071
Due less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	644	3,640
Due 1 - 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	9,181	24,456
Due > 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	SFr 11,989	SFr 60,976